UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             TITLE OF       CUSIP       VALUE    SHARES     SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER               CLASS                    (x$1000)   PRN  AMT   PRN CALL DSCRETN MANAGERS       SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------  ------
ATHEROGENICS INC             COM            047439104      3,008    230,532     SH      SOLE     N/A         230,532
ATHEROGENICS INC             COM            047439104      1,473    112,900    PUT      SOLE     N/A         112,900
AVANIR PHARMACEUTICALS       CLA A NEW      05348P401      4,980    728,122     SH      SOLE     N/A         728,122
BIOTECH HOLDERS TR           DEPOSTRY RCPTS 09067D201      6,905     39,125     SH      SOLE     N/A          39,125
COLEY PHARMACEUTICAL GROUP   COM            19388P106      3,661    316,970     SH      SOLE     N/A         316,970
CV THERAPEUTICS INC          COM            126667104      1,164     83,300     SH      SOLE     N/A          83,300
CV THERAPEUTICS INC          COM            126667104      1,204     86,200    PUT      SOLE     N/A          86,200
DENDREON CORP                COM            24823Q107      1,467    303,040     SH      SOLE     N/A         303,040
EMISPHERE TECHNOLOGIES INC   COM            291345106      4,314    505,743     SH      SOLE     N/A         505,743
FORBES MEDI-TECH INC         COM            344907100         44     20,960     SH      SOLE     N/A          20,960
HUMAN GENOME SCIENCES INC    COM            444903108      1,165    108,895     SH      SOLE     N/A         108,895
NITROMED INC                 COM            654798503        515    106,700     SH      SOLE     N/A         106,700
NPS PHARMACEUTICALS INC      COM            62936P103        659    135,000     SH      SOLE     N/A         135,000
OMRIX BIOPHARMACEUTICALS INC COM            681989109        342     25,520     SH      SOLE     N/A          25,520
RENOVIS INC                  COM            759885106      2,321    151,601     SH      SOLE     N/A         151,601
TELIK INC                    COM            87959M109     13,775    834,861     SH      SOLE     N/A         834,861
ZYMOGENETICS INC             COM            98985T109      1,024     54,000     SH      SOLE     N/A          54,000

                             17                           48,021


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         17

Form 13F Information Table Value Total:         48,021
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE